PALMER SQUARE OPPORTUNISTIC INCOME FUND

2000 Shawnee Mission Parkway, Suite 300

Mission Woods, Kansas 66205

October 29, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Palmer Square Opportunistic Income Fund

(File Nos. 333-196094 and 811-22969)

Ladies and Gentlemen:

We are filing a Preliminary Proxy Statement for the Palmer Square Opportunistic Income Fund purpose of electing a trustee and reappointing Palmer Square Capital Management LLC as advisor to the Fund.

Please contact the undersigned at (626) 385-5777 with any comments or questions relating to the filing.

Sincerely,

/s/Diane Drake

Diane Drake, Esq.